Label	Element	Value
Virtus Seix Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Seix Core Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective of seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. Information about these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 124 of the fund’s statutory prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s statutory prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 122 of the fund’s statement of additional information.

The Virtus Seix Core Bond Fund, a series of Virtus Asset Trust, is the successor of the RidgeWorth Seix Core Bond Fund, a series of RidgeWorth Funds (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 149% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	149.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests in various types of income-producing debt instruments including mortgage- and asset-backed securities, government and agency obligations, and corporate obligations. The fund may invest in debt obligations of U.S. and non-U.S. issuers, including investment grade rated emerging market debt. The fund’s investment in non-U.S. issuers may at times be significant.

Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade fixed income securities. These investments will be chosen from the broad universe of available fixed income instruments rated investment grade, or unrated securities that the subadviser believes are of comparable quality.

There are no limits on the fund’s average-weighted maturity or on the remaining maturities of individual assets in which the fund may invest. The subadviser may retain investments if the rating of the instrument falls below investment grade if the subadviser deems retention of the investment to be in the best interest of the fund. Such instruments are sometimes referred to as “junk bonds.” The fund may also invest a portion of its assets in instruments that are restricted as to resale. As a result of its investment strategy, the fund’s portfolio turnover rate may be 100% or more. In selecting investments for purchase and sale, the subadviser generally selects a greater weighting in corporate obligations and mortgage-backed securities relative to the fund’s comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues.

The subadviser anticipates that the fund’s modified-adjusted duration will mirror that of the Bloomberg U.S. Aggregate Bond Index, plus or minus 20%. For example, if the duration of the Bloomberg U.S. Aggregate Bond Index is 5 years, the fund’s duration may be 4-6 years. As of December 31, 2021, the duration of the Bloomberg U.S. Aggregate Bond Index was 6.78 years. Duration measures a bond or fund’s sensitivity to interest rate or other changes (such as changes in a bond’s yield) and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of 5 years, its value will change by 5% if yields change by 1%. Shorter duration bonds generally result in lower expected volatility.

In addition, to implement its investment strategy, the fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters, and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The fund may also utilize Treasury Inflation Protection Securities (“TIPS”) opportunistically. The fund may count the market value of certain derivatives with investment grade fixed income characteristics and TIPS towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade fixed income securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are identified below.

> Credit Risk. If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.

> Interest Rate Risk. The values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities.

> Foreign Investing Risk. Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

> Mortgage-Backed and Asset-Backed Securities Risk. Changes in interest rates may cause both extension and prepayment risks for mortgage-backed and asset-backed securities. These securities are also subject to risks associated with the non-repayment of underlying collateral, including losses to the fund.

> Market Volatility Risk. The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

> Derivatives Risk. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns. Investments in derivatives may result in increased volatility and the fund may incur a loss greater than its principal investment.

> Emerging Market Risk. Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

> High-Yield Fixed Income Securities (Junk Bonds) Risk. There is a greater risk of issuer default, less liquidity, and increased price volatility related to high-yield securities than investment grade securities.

> Illiquid and Restricted Securities Risk. Certain securities in which a fund invests may be difficult to sell at the time and price beneficial to the fund, for example due to low trading volumes or legal restrictions.

> Income Risk. Income received from the fund may vary widely over the short- and long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

> Inflation-Linked Investments Risk. Inflation-linked securities may react differently from other fixed income securities to changes in interest rates and that interest and/or principal payments on an inflation-protected security may be irregular. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in their value. In addition, positive adjustments to principal in inflation-protected securities generally can be expected to result in taxable income to the Underlying Fund at the time of such adjustments, even though the principal amount is not paid until maturity.

> Portfolio Turnover Risk. The fund’s principal investment strategies may result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.

> Prepayment/Call Risk. Issuers may prepay or call their fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates and the fund may not benefit fully from the increase in value that other fixed income investments experience when interest rates decline.

> Redemption Risk. One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.

> Unrated Fixed Income Securities Risk. If the subadviser is unable to accurately assess the quality of an unrated fixed income security, the fund may invest in a security with greater risk than intended, or the securities may be more difficult to sell than anticipated.

> U.S. Government Securities Risk. U.S. Government securities may be subject to price fluctuations. An agency may default on an obligation not backed by the full faith and credit of the United States. Any guarantee on U.S. government securities does not apply to the value of the fund’s shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the potential risks of investing in the fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class I Shares (includes returns of a predecessor fund)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	2020, Q1:	4.49%	Worst Quarter:	2021, Q1:	-3.38%	Year to Date (3/31/2022):	-5.79%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Virtus Seix Core Bond Fund | Bloomberg U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.54%)
5 Years	rr_AverageAnnualReturnYear05	3.57%
10 Years	rr_AverageAnnualReturnYear10	2.90%
Virtus Seix Core Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STGIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.64%	[1]
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
1 Year	rr_ExpenseExampleYear01	$ 438
3 Years	rr_ExpenseExampleYear03	622
5 Years	rr_ExpenseExampleYear05	822
10 Years	rr_ExpenseExampleYear10	1,397
1 Year	rr_ExpenseExampleNoRedemptionYear01	438
3 Years	rr_ExpenseExampleNoRedemptionYear03	622
5 Years	rr_ExpenseExampleNoRedemptionYear05	822
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,397
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(5.13%)
5 Years	rr_AverageAnnualReturnYear05	2.65%
10 Years	rr_AverageAnnualReturnYear10	2.24%
Virtus Seix Core Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STIGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.50%	[1]
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	182
5 Years	rr_ExpenseExampleYear05	325
10 Years	rr_ExpenseExampleYear10	740
1 Year	rr_ExpenseExampleNoRedemptionYear01	51
3 Years	rr_ExpenseExampleNoRedemptionYear03	182
5 Years	rr_ExpenseExampleNoRedemptionYear05	325
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 740
Annual Return 2012	rr_AnnualReturn2012	3.78%
Annual Return 2013	rr_AnnualReturn2013	(2.72%)
Annual Return 2014	rr_AnnualReturn2014	6.42%
Annual Return 2015	rr_AnnualReturn2015	0.11%
Annual Return 2016	rr_AnnualReturn2016	3.03%
Annual Return 2017	rr_AnnualReturn2017	3.05%
Annual Return 2018	rr_AnnualReturn2018	(0.14%)
Annual Return 2019	rr_AnnualReturn2019	7.63%
Annual Return 2020	rr_AnnualReturn2020	9.15%
Annual Return 2021	rr_AnnualReturn2021	(1.38%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.79%)
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.49%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.38%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.38%)
5 Years	rr_AverageAnnualReturnYear05	3.58%
10 Years	rr_AverageAnnualReturnYear10	2.83%
Virtus Seix Core Bond Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(1.90%)
5 Years	rr_AverageAnnualReturnYear05	2.67%
10 Years	rr_AverageAnnualReturnYear10	1.77%
Virtus Seix Core Bond Fund | Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(0.73%)
5 Years	rr_AverageAnnualReturnYear05	2.37%
10 Years	rr_AverageAnnualReturnYear10	1.74%
Virtus Seix Core Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STGZX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.36%	[1]
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
1 Year	rr_ExpenseExampleYear01	$ 37
3 Years	rr_ExpenseExampleYear03	142
5 Years	rr_ExpenseExampleYear05	257
10 Years	rr_ExpenseExampleYear10	592
1 Year	rr_ExpenseExampleNoRedemptionYear01	37
3 Years	rr_ExpenseExampleNoRedemptionYear03	142
5 Years	rr_ExpenseExampleNoRedemptionYear05	257
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 592
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.24%)
5 Years	rr_AverageAnnualReturnYear05	3.72%
Since Inception	rr_AverageAnnualReturnSinceInception	3.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 03, 2015

[1]

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.64% for Class A Shares, 0.50% for Class I Shares, 0.36% for Class R6 Shares, April 30, 2023. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.